Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Rollforward of the Allowance for Doubtful Accounts	A rollforward of the allowance for doubtful accounts is as follows (in thousands):

As of December 31, 2018	$—
Provisions charged to operating results	(293)
Account write-off and recoveries	(163)

As of December 31, 2019	$(456)
Provisions charged to operating results	(776)
Account write-off and recoveries	75

As of December 31, 2020	$(1,157)
Provisions charged to operating results	(240)
Account write-off and recoveries	(9)

As of December 31, 2021	$(1,406)

Summary of Total Other Current Assets	As of September 30, 2022 and December 31, 2021, the Company’s total other current assets consist of the following:

	September 30, 2022	December 31, 2021
Prepaid e xpenses	$3,267	$847
Advances	2,267	685
Capitalized t ransaction c osts	—	3,941

Total other current assets	$5,534	$5,473

As of December 31, 2021 and 2020, the Company’s total other current assets consist of the following (in thousands):

	2021	2020
Prepaid expenses	$847	$1,570
Advances	685	—
Capitalized transaction costs	3,941	—

Total other current assets	$5,473	$1,570

Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Estimated useful life (in years)
Trocars	5
Leasehold improvements	Shorter of lease term or useful life of the improvement
Office equipment	5
Computer software (purchased)	3- 5
Furniture and fixtures	5 - 7
Computer equipment	3 - 5

Summary of Members' Equity Units Issued and Outstanding
As of December 31, 2021, the following members’ equity units were issued and outstanding:

	December 31, 2021
Members’ Equity	Issued	Outstanding
Class A (Voting)	16,721	16,721
Class AA (Non- v oting)	903,079	903,079
Class AAA (Non- v oting)	60,000	60,000
Class AAAA (Non- v oting i ncentive u nits)	33,397	3,000

Total	1,013,197	982,800

As of December 31, 2021, 2020, and 2019 the following members’ equity units were issued and outstanding:

	December 31,
	2021		2020		2019
Units	Issued	Outstanding	Issued	Outstanding	Issued	Outstanding
Class A (Voting)	16,721	16,721	16,721	16,721	16,721	16,721
Class AA (Non-Voting)	903,079	903,079	903,079	903,079	903,079	903,079
Class AAA (Non-Voting)	60,000	60,000	60,000	60,000	60,000	60,000
Class AAAA (Non-Voting Incentive Units)	33,397	3,000	33,396	3,000	33,396	3,000

Total	1,013,197	982,800	1,013,196	982,800	1,013,196	982,800

Summary of Company's Consolidated Balance Sheet as of January 1, 2019 as a Result of the Adoption of the New Standard	The effects of the changes, including those discussed above, made to the Company’s consolidated balance sheet as of January 1, 2019 as a result of the adoption of the new standard were as follows (in thousands):

	Balance at December 31, 2018	Change due to adoption of ASC 842	Adjusted Balance at January 1, 2019
Assets
Operating lease right-of-use assets	$—	$1,009	$1,009

Total increase to assets		$1,009

Liabilities and Members’ Deficit
Accrued expenses	$1,323	$(57)	$1,266
Operating lease liabilities, current	—	222	222
Operating lease liabilities, long-term	—	844	844

Total increase to liabilities and members’ deficit		$1,009

Summary of Common Stock Issued and Outstanding
As of September 30, 2022, the following shares of common stock were issued and outstanding:

	September 30, 2022
Stockholders’ Equity	Issued	Outstanding
Class A common stock	9,926,658	8,339,158
Class B common stock	—	—
Class V voting stock	58,565,824	48,565,824

Total	68,492,482	56,904,982